MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Basis of presentation
1. Basis of presentation
Our consolidated financial statements are prepared in accordance with IFRS® Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The financial statements were approved by the Board of Directors on March 27, 2026 and authorized for issue.

Use of judgements and estimates
2. Use of judgements and estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which are the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed periodically. Revisions to estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Information about judgements and areas where significant estimates have been made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statement is included in the following notes:

•Note 12 - Depreciation: The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives. The selection of an appropriate economic useful life requires significant estimation. In addition, residual value may vary due to changes in market prices on scrap. See policy 8.3. for further details.

•Note 12 - Vessel impairment: The carrying amounts of the Company’s vessels may not represent their fair market value at any point in time since the market prices of secondhand vessels tend to fluctuate with changes in charter rates and the cost of newbuildings. Historically, both charter rates and vessel values tend to be cyclical. When events and changes in circumstances indicate that the carrying amount of the asset or Cash Generating Unit (“CGU”) might not be recovered, the Company performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use, based on discounted cash flows, and its fair value less cost to sell. In developing estimates of future cash flows in order to assess value in use, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, dry docking and other capital requirements, residual value, the estimated remaining useful lives of the vessels and the probability of lease terminations for right-of-use assets. These assumptions are based on historical trends as well as future expectations. See policy 10.2. for further details.

•Note 13 - Goodwill impairment: The process of evaluating the potential impairment of goodwill is highly subjective and requires significant judgment at many points during the analysis. Our future operating results may be affected by potential impairment charges related to goodwill. Events or circumstances may occur that could negatively impact our ordinary share price, including changes in our anticipated revenues and profits and our ability to execute on our strategies. See policy 10.2. for further details.

Measurement of fair values
A number of the Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities. When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

•Note 9 - Marketable securities
•Note 12 - Vessel impairment
•Note 13 - Goodwill impairment
•Note 17 - Financial instruments; and
•Note 19 - Share options

Principles of consolidation
3. Principles of consolidation
The consolidated financial statements include the accounts for us and our wholly and majority owned subsidiaries. Intercompany accounts and transactions have been eliminated on consolidation. The results of acquired companies are included in our Consolidated Statement of Profit or Loss from the date of acquisition.
For investments in which we have significant influence over the operating and financial policies, the equity method of accounting is used. Accordingly, our share of the earnings and losses of these companies are included in the share of results of associated companies in the Consolidated Statements of Profit or Loss.
Foreign currency
4. Foreign currency
Our functional currency is the U.S. dollar. Transactions in foreign currencies are translated to U.S. dollars at the foreign exchange rate applicable at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are translated to U.S. dollars at the foreign exchange rate applicable at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Foreign exchange differences arising on translation are generally recognized in profit or loss.

Financial Instruments
5. Financial Instruments

Recognition and initial measurement
Trade and other receivables and trade and other payables are initially recognized when they are originated. All other financial assets and financial liabilities (including financial assets designated as Fair Value through Other Comprehensive Income (“FVOCI”) are initially recognized on the trade date, which is the date that the Company becomes a party to the contractual provisions of the instrument.
Financial assets are initially measured at their transaction price including any transaction costs, except equity instruments designated as Fair Value through Profit or Loss (“FVTPL”) or FVOCI, which are measured at fair value.

Financial liabilities are recognized initially at their transaction price less any directly attributable transaction costs.

The fair values of equity investments are based on quoted prices.

Financial assets and liabilities are not offset and are presented gross in the Consolidated Statement of Financial Position unless the Company has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

5.1. Financial assets

Classification and subsequent measurement
On initial recognition, a financial asset is classified and measured at: amortized cost; FVOCI-equity instrument; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•It is held within a business model whose objectives is to hold assets to collect contractual cash flows; and
•Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Marketable securities
Marketable securities held by the Company are listed equity securities and are classified and measured at FVTPL unless the election to present subsequent changes in the investment's fair value in OCI is made. No such elections have been made by the Company.

Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

5.2. Financial liabilities

Classification and subsequent measurement
Financial liabilities are classified as subsequently measured at amortized cost or FVTPL.

A financial liability is classified as at FVTPL if it is a derivative. Financial liabilities at FVTPL are measured at fair value and gains and losses are recognized in profit or loss.

Non-derivative financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense is recognized in profit or loss unless the interest is capitalized as borrowing costs. Non-derivative financial liabilities comprise loans and borrowings, lease liabilities, related party payables and trade and other payables.
Derecognition
The Company derecognizes a financial liability when its contractual obligations are discharged, cancelled, or expired. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized.

On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

Debt issuance costs
Debt issuance costs, including debt arrangement fees, are capitalized and amortized using the effective interest method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related debt issuance costs is expensed in the period in which the loan is repaid. Debt modifications are accounted for prospectively and any applicable new debt issuance costs are deferred and amortized together with the existing unamortized debt issuance costs as of the date of the modification. The Company has recorded debt issuance costs as a deduction from the carrying amount of debt.

5.3. Derivative financial instruments
The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating rates into fixed rates for an agreed period without an exchange of underlying principal. The fair values of the interest rate swap contracts are recognized as assets or liabilities. None of the interest rate swaps qualify for hedge accounting. Changes in fair values of the interest rate swap contracts are recognized net of interest income or expense in profit or loss within Finance expense. Cash outflows and inflows resulting from the interest rate swap contracts are classified as cash flows from operations in the Consolidated Statement of Cash Flows to align with the classification of the underlying finance costs.

IFRS 9 applies to contracts to buy or sell a non-derivative non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments, as if the contracts were financial instruments, with the exception of contracts that were entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with the entity’s expected purchase, sale or usage requirements.

Cash and cash equivalents
6. Cash and cash equivalents
Cash comprises cash on hand and demand deposits. Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
Restricted cash	Cash and cash equivalents that are restricted as to their use are classified separately in the Consolidated Statement of Financial Position, either as Restricted cash or another financial statement line item based on the nature of the balance. Cash and cash equivalents that are restricted as to their use for at least 12 months following the balance sheet date, and/or are non-current in nature are classified as non-current assets. Changes in restricted cash are classified and presented in the Consolidated Statement of Cash Flows based on the nature of the underlying transaction.
Inventories
7. Inventories
Inventories comprise principally of bunkers and lubricating oils and are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis. Bunkers and lubricating oils expense is recognized in profit or loss upon consumption.

Vessels and equipment
8. Vessels and equipment

8.1. Owned assets
Vessels and items of equipment are stated at cost less accumulated depreciation and impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the asset. The cost of assets includes;

•The cost of materials and direct labour;
•Any other costs directly attributable to bringing the assets to a working condition for their intended use; and
•Capitalized borrowing costs.

Gains and losses on disposal of a vessel or of another item of equipment are determined by comparing the net proceeds from disposal with the carrying amount of the vessel or the item of equipment and are recognized in profit or loss. For the sale of vessels, transfer of risks and rewards usually occurs upon delivery of the vessel to the new owner.

8.2. Newbuildings
Newbuildings represent vessels under construction and are carried at the amounts paid or payable according to the installments in the contract and capitalized borrowing costs. Installments are often linked to milestones such as signing of contract, steel cutting, keel laying, launching and delivery. Borrowing costs are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company’s current weighted average rate of borrowing.

Refer to accounting policy 10.2. for impairment considerations for owned vessels and newbuildings.

8.3. Depreciation
Depreciation is charged to profit or loss on a straight-line basis over the estimated useful lives of vessels and items of equipment. Right-of-use assets are depreciated using the straight-line method from the commencement date to the end of the lease term, unless the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset.

The cost of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives, which approximates 20 years. Other equipment, excluding vessel upgrades, is depreciated over its estimated remaining useful life, which approximates 5 years. The residual value for owned vessels is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per ton. Depreciation methods, useful lives and residual values are reviewed annually and adjusted prospectively, if appropriate.

The Company capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred. Advances paid in respect of vessel upgrades in relation to exhaust gas cleaning systems (“EGCS”) and ballast water treatment systems (“BWTS”) are included within "other non-current assets", until such time as the equipment is installed on a vessel, at which point it is transferred to "Vessels and equipment".

8.4. Dry docking – component approach
Our vessels are required by their respective classification societies to go through a dry dock at regular intervals. In general, vessels below the age of 15 years are docked every 5 years and vessels older than 15 years are docked every 2.5 years. Significant components of property, plant and equipment with differing depreciation methods or lives are depreciated separately. Major inspection or overhaul costs, such as dry docking, are identified and accounted for as a separate component and depreciated over the period to the next scheduled dry docking (2.5 - 5 years). A portion of the initial cost of a vessel is allocated to the dry docking component upon delivery based on the age of the vessel and an estimate of the expected dry dock cost and depreciated over the period to the next scheduled dry docking. When a dry docking is performed, the carrying amount of any remaining unamortized dry docking costs related to previous dry docks (due to any difference between the estimated and actual time between dry docks) is derecognized. Costs associated with routine repairs and maintenance are expensed as incurred including routine maintenance performed while the vessel is in dry dock.

8.5. Held for sale
The Company classifies non-current assets (or disposal groups) as held for sale when their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Assets (or disposal groups) are classified as held for sale when the Company has committed to a plan to sell, the assets are available for immediate sale in their present condition, an active program to locate a buyer has been initiated, the sale is highly probable and expected to be completed within one year, and the assets are being marketed at a price that is reasonable in relation to their fair value. A non-current asset (or disposal group) is available for immediate sale if the Company has the intention and ability to transfer the asset (or disposal group) to a buyer in its present condition as of the reporting date. A vessel is not typically considered to be available for immediate transfer as of the reporting date if the vessel is performing obligations under a contract with a customer, or if the Company intends to enter the vessel into further contracts with a customer before transferring the asset to a buyer, as of this date.

Goodwill
9. Goodwill
We allocate the cost of acquired companies to identifiable tangible and intangible assets and liabilities acquired, with the remaining amount being classified as goodwill. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss. After initial recognition goodwill is measured at cost less accumulated impairment losses, refer to accounting policy 10.2.

Impairment
10. Impairment

10.1. Loans, receivables and contract assets
The gross carrying amount of loans, receivables and contract assets is written off when the Company has no reasonable expectations of recovering the outstanding amount in its entirety or a portion thereof. The Company assesses allowances for its estimate of expected credit losses based on historical experience, other currently available evidence, and reasonable and supportable forecasts about the future, including the use of credit default ratings from third party providers of credit rating data. The Company assesses credit risk in relation to its receivables using a portfolio approach. The Company’s main portfolio segments include (i) state-owned enterprises, (ii) oil majors, (iii) commodities traders and (iv) related parties and affiliated companies. In addition, the Company performs individual assessments for customers that do not share risk characteristics with other customers (for example a customer under bankruptcy or a customer with known disputes or collectability issues). The Company makes judgements and assumptions to estimate its expected losses.

10.2. Non-financial assets
The carrying amounts of the Company’s non-financial assets, other than inventory and contract assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.

For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill acquired in a business combination is allocated to groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its fair value less cost of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. Future cash flows are based on current market conditions, historical trends as well as future expectations.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.

An impairment loss recognized for goodwill shall not be reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Owned vessels, newbuildings and vessel right-of-use assets
When events and changes in circumstances indicate that the carrying amount of the asset or CGU might not be recovered, the Company performs an impairment test whereby the carrying amount of the asset or CGU is compared to its recoverable amount, which is the greater of its value in use, based on discounted cash flows, and its fair value less cost to sell. We define our CGU as a single vessel as each vessel generates cash inflows that are largely independent of the cash inflows from other vessels. In assessing whether there is any indication that a vessel may be impaired, the Company considers internal and external indicators, including but not limited to:

•the estimated market values for our vessels received from independent ship brokers have declined during the period significantly more than we would expect as a result of the passage of time or normal use. The ship brokers assess each vessel based on, among others, age, yard, deadweight capacity and compare this to market transactions.
•significant changes with an adverse effect on the Company have taken place during the period, or will take place in the near future, in the legal and regulatory environment in which the Company operates, and the tanker market, including negative developments in actual and forecasted time charter equivalent rates (“TCE rates”).
•market interest rates have increased during the period, and the increase is likely to affect the discount rate used in calculating a vessel’s value in use and decrease the asset’s recoverable amount materially.
•the carrying amount of the net assets of the Company is more than its market capitalization.
•evidence is available of obsolescence or physical damage of a vessel.
•significant changes with an adverse effect on the Company have taken place during the period, or are expected to take place in the near future, in the extent to which, or manner in which, a vessel is used or is expected to be used.
•evidence that the economic performance of a vessel is, or will be, worse than expected, including:
◦actual or forecasted TCE rates are significantly worse than expected;
◦cash flows for acquiring a vessel, or subsequent cash needs for operating or maintaining it, are significantly higher than expected;
◦actual net cash flows or operating profit are significantly worse than expected;
◦a significant decline in budgeted net cash flows or operating profit; or
◦operating losses or net cash outflows.
If such impairment indicators are identified, the vessel’s recoverable amount is estimated. In developing estimates of future cash flows in order to assess value in use, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, dry docking and other capital requirements, residual value, the estimated remaining useful lives of the vessels and the probability of lease terminations for vessels held under lease. These assumptions are based on historical trends as well as future expectations. Specifically, in estimating future charter rates, management takes into consideration rates currently in effect for existing time charters and estimated daily time charter equivalent rates for each vessel class for the unfixed days over the estimated remaining lives of each of the vessels. The estimated daily time charter equivalent rates used for unfixed days are based on a combination of (i) internally developed forecasts, and (ii) historical rates, based on quarterly average rates published by an independent third party maritime research service, for a historical period determined based on management's judgment of past and ongoing shipping cycles. Recognizing that the transportation of crude oil is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes the use of estimates based on the combination of internally forecast rates and historical average rates calculated as of the reporting date to be reasonable.

Estimated outflows for operating expenses and dry docking requirements are based on historical and budgeted costs and are adjusted for assumed inflation. Finally, utilization is based on historical levels achieved and estimates of a residual value are consistent with the pattern of scrap rates used in management's evaluation of salvage value. Other capital requirements for newbuildings are primarily based on amounts payable according to the installments in the contract.

The weighted average cost of capital (“WACC”) used to calculate the value in use of our assets is calculated to reflect the industry-weighted average return on debt and equity using observable market data and approximates a pre-tax discount rate.

The more significant factors that could impact management's assumptions regarding time charter equivalent rates include (i) loss or reduction in business from significant customers, (ii) unanticipated changes in demand for transportation of crude oil and oil products, (iii) changes in production of or demand for oil, generally or in particular regions, (iv) greater than anticipated levels of tanker newbuilding orders or lower than anticipated levels of tanker scrapping, and (v) changes in rules and regulations applicable to the tanker industry, including legislation adopted by international organizations such as IMO and the EU or by individual countries. Although management believes that the assumptions used to evaluate potential impairment are reasonable and appropriate at the time they were made, such assumptions are highly subjective and likely to change, possibly materially, in the future. Tanker charter rates are volatile and can experience long periods at depressed levels. Future assessments of vessel impairment would be adversely affected by reductions in vessel values and charter rates.

Goodwill
Goodwill is not amortized, but rather reviewed for impairment annually, or more frequently if impairment indicators arise. The Company has one group of CGUs for the purpose of assessing potential goodwill impairment and has selected September 30 as its annual goodwill impairment testing date.

A CGU is impaired when its carrying amount exceeds its recoverable amount. In assessing whether the recoverable amount of a CGU to which goodwill has been allocated is less than its carrying amount, the Company assesses relevant events and circumstances, including (i) macroeconomic conditions; (ii) industry and market conditions; (iii) changes in cost factors that may impact earnings and cash flows; (iv) overall financial performance; (v) other entity specific events such as changes in management, strategy, customers or key personnel; (vi) other events and (vii) if applicable, changes in the Company’s share price, both in absolute terms and relative to peers.

The recoverable amount of the Company’s one group of CGUs is the higher of its fair value less cost of disposal and value in use. We estimate the fair value less cost of disposal of this group of CGUs based on the Company’s market capitalization plus a control premium, as needed. Control premium assumptions require judgment and actual results may differ from assumed or estimated amounts. In assessing value in use, the estimated future cash flows are discounted to present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the Company.

Revenue and expense recognition and other operating income
11. Revenue and expense recognition

11.1. Voyage charters
In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration in such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or “dead” freight. The voyage charter party generally has standard payment terms with freight paid on completion of discharge. The voyage charter party generally has a "demurrage" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as voyage revenue. As such, demurrage is considered variable consideration under the contract. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. Such estimates are reviewed and updated over the term of the voyage charter contract.

The non-lease component of voyage charters (and other contracts) are accounted for under the provisions of IFRS 15 Revenue from Contracts with Customers. The Company has determined that its voyage charter contracts that qualify for accounting under IFRS 15 consist of a single performance obligation of transporting the cargo within a specified time period. Therefore, the performance obligation is met evenly as the voyage progresses, and the voyage revenue and expenses are recognized on a straight-line basis over the voyage days from the commencement of loading to completion of discharge. Contract assets with regards to voyage revenues are reported as “Voyages in progress” as the performance obligation is satisfied over time. Voyage revenues typically become billable and due for payment on completion of the voyage and discharge of the cargo, at which point the receivable is recognized within “Trade and other receivables”.

Voyage charters contain a lease component if the contract (i) specifies a specific vessel asset; and (ii) has terms that allow the charterer to exercise substantive decision-making rights, which have an economic value to the charterer and therefore allow the charterer to direct how and for what purpose the vessel is used. The lease component of voyage charter contracts are accounted for under IFRS 16 Leases which results in revenue recognition consistent with the non-lease component accounted for under IFRS 15.

In a voyage contract, the Company bears all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period. Costs incurred during the performance of a voyage are expensed as incurred.

The Company has taken the practical expedient not to disclose the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period as the performance obligations are part of contracts having an original expected duration of one year or less.

11.2. Time charters
In a time charter voyage, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such that the vessel is sent only to safe ports by the charterer and carries only lawful or non-hazardous cargo. In a time charter contract, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, and canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The lease component of time charter contracts are accounted for under IFRS 16 Leases and revenues are recorded over the term of the charter. The non-lease component of time charter contracts are accounted for under IFRS 15 which results in revenue recognition consistent with the lease component accounted for under IFRS 16. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

11.3. Administrative income
Administrative income primarily comprises income earned from the commercial and technical management of vessels and newbuilding supervision fees derived from related parties, affiliated companies and third parties. Administrative income is recognized over time as the services are provided and performance obligations are met.

12. Other operating income
Other operating income relates to (i) gains on the sale of vessels, which are recognized when the vessel has been delivered and substantially all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel, (ii) gains on settlements of insurance and legal claims, which are recognized when an inflow of economic benefit is virtually certain, (iii) gains and losses on the termination of leases before the expiration of the lease term, which are accounted for by derecognizing the carrying value of the right-of-use asset and lease obligation, with a gain or loss recognized for the difference. Gains and losses on the termination of leases are accounted for when the lease is terminated and the vessel is redelivered to the owners, and (iv) gains and losses from pooling and other revenue sharing arrangements where the Company is considered the principal under the charter parties and records voyage revenues and costs gross, with the adjustments required as a result of the revenue sharing arrangement being recognized as other operating gains or losses.

Leases
13. Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

13.1. As a lessee
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at the amount equal to the lease liability adjusted by initial direct costs incurred by the lessee. Adjustments may also be required for any payments made at or before the commencement date, less any lease incentives received.

After lease commencement, the Company measures the right-of-use asset at cost less accumulated depreciation and accumulated impairment. The right-of-use asset is subsequently depreciated using the straight-line method. In addition, the right-of-use asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. The lessee's incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

Lease payments included in the measurement of the lease liability comprise the following:

•Fixed payments;
•Variable lease payments that depend on an index or a rate;
•Amounts expected to be payable under a residual value guarantee, and;
•The exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early.

The Company has applied judgement to determine the lease term for some lease contracts in which it is a lessee that include renewal options.

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether the purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-to-use asset has been reduced to zero.

Lease and non-lease components in the contracts are separated and the non-lease components are expensed as incurred and classified based on the nature of the expense.

Short-term leases and leases of low-value assets
The Company has elected not to recognize certain right-of-use assets and lease liabilities for leases of low-value assets and short-term leases (i.e., leases with an original term of 12-months or less), including IT equipment. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Refer to accounting policy 10.2. for impairment considerations for vessel right-of-use assets.
13.2. As a lessor
When the Company acts as a lessor, it determines at lease inception whether each lease is a finance or operating lease.

To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Company considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

If the lease qualifies as an operating lease, e.g. time charter contracts and the lease component of voyage charter contracts, the leased asset remains on the statement of financial position of the lessor and continues being depreciated. The Company separates the lease and non-lease component in the contract, with the lease component qualified as operating lease and the non-lease component accounted for under IFRS 15. The Company makes significant judgments and assumptions to separate lease components from non-lease components of our contracts. For purposes of determining the standalone selling price of the vessel lease and non-lease components of the Company’s time charters and voyage charters, the Company uses the residual approach given that vessel rates are highly variable depending on shipping market conditions. The Company believes that the standalone transaction price attributable to the non-lease component is more readily determinable than the price of the lease component and, accordingly, the price of the service components is estimated using cost plus a margin and the residual transaction price is attributed to the lease component. Refer to the Revenue policy for further details of the accounting for the lease and the non-lease component.

13.3 Sale and leaseback transactions
If the Company has an obligation or a right to repurchase an asset (a forward or a call option), sold under a sale and leaseback transaction, a counterparty does not obtain control of the asset because the counterparty is limited in its ability to direct the use of, and obtain substantially all of the remaining benefits from the asset, even though the counterparty may have physical possession of the asset. Consequently, the Company accounts for the contract by continuing to recognize the asset and recording a financial liability for any consideration received from the counterparty. The financial liability is subsequently measured at amortized cost using the effective interest method. See 5.2 Financial Liabilities for further details.

Share-based compensation
14. Share-based compensation
The fair value of the amount payable to beneficiaries in respect of synthetic options, which are settled in cash, is recognized as an expense with a corresponding liability, over the period during which the beneficiaries become unconditionally entitled to payment. The fair value of the liability is remeasured at each reporting period.

Dividends received	15. Dividends received The Company records dividends received in the period in which they are declared and receivable.
New standards and interpretations not yet adopted
16. New standards and interpretations
During the current financial year, there were no applicable new and revised Standards, Interpretations and Amendments issued by the IASB and the IFRS Interpretations Committee (“IFRIC”) of the IASB.

New and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The below list includes the new standards and amendments that we believe are the most relevant for the Company:

IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1, with a focus on updates to the statement of profit or loss. The new standard is effective for annual reporting periods beginning on or after January 1, 2027 and must be applied retrospectively. The key new concepts introduced in IFRS 18 relate to:

▪the structure of the statement of profit or loss and statement of cash flow;
▪required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (that is, management-defined performance measures); and
▪enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

Amendments to the Classification and Measurement of Financial Instruments
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments include clarifying the date of recognition and derecognition of some financial assets and liabilities and new disclosures for certain instruments with contractual terms that can change cash flows. The amendments are effective for annual reporting periods beginning on or after January 1, 2026 and must be applied retrospectively.

The Company is currently assessing the impact of the new and amended standards on its financial statements. The Company has not applied or early adopted any new IFRS requirements that are not yet effective as of December 31, 2025.